Unaudited condensed consolidated interim statement of cash flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Loss for the period	$ (24,315)	$ (5,870)
Depreciation	237	34
Share-based compensation expense	1,649	1,212
Finance expense	534	0
Finance income	(6,049)	0
Movement of expected credit loss	(1)	0
Foreign exchange gain	(232)	(15,512)
Movement in working capital	1,119	804
Cash flows used in operating activities	(27,058)	(19,332)
Finance expense paid	(466)	0
Finance income received	2,273	0
Net cash used in operating activities	(25,251)	(19,332)
Cash flows used in investing activities
Purchase of other financial assets	(54,000)	0
Purchase of property, plant and equipment	(76)	(49)
Cash flows used in investing activities	(54,076)	(49)
Cash flows used in financing activities
Payment of lease liability	(163)	0
Net decrease in cash and cash equivalents	(79,490)	(19,381)
Cash and cash equivalents at the beginning of the period	165,955	276,776
Impact of foreign exchange on cash and cash equivalents	(26)	(456)
Cash and cash equivalents at the end of the period	$ 86,439	$ 256,939